Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Taxes
Schedule of the Company's income tax expense (benefit)

	Quarter ended June 30, 2013	Six months ended June 30, 2013
	(in thousands)
Current expense:
Federal	$—	$—
State	—	—

Total current expense	—	—

Deferred expense:
Federal	1,516	1,516
State	522	522

Total deferred expense	2,038	2,038

Total provision for income taxes	$2,038	$2,038

Schedule of reconciliation of the Company's provision for income taxes at statutory rates to the provision for income taxes at the Company's effective tax rate

	Quarter ended June 30, 2013	Six months ended June 30, 2013
Statutory federal tax rate	35.0%	35.0%
Rate attributable to non-controlling interest	-31.6%	-33.4%
State income taxes, net of federal benefit	0.7%	0.3%
Valuation allowance	0.0%	0.0%

Effective tax rate	4.1%	1.9%

Schedule of components of the Company's provision for deferred income taxes

	Quarter ended June 30, 2013	Six months ended June 30, 2013
	(in thousands)
Mortgage servicing rights	$2,218	$2,218
Net operating loss carry forward	(233)	(233)
Carried Interest	140	140
Other	(87)	(87)
Valuation allowance	—	—

Total provision for deferred income taxes	$2,038	$2,038

Schedule of components of the income taxes, net

June 30, 2013
(in thousands)
Taxes currently receivable	$7
Deferred income taxes payable	(2,038)

Income taxes payable	$(2,031)

Schedule of tax effects of temporary differences that gave rise to deferred income tax assets and liabilities

June 30, 2013
(in thousands)
Deferred income tax assets:
Net operating loss carry forward	$233
Other	87

Gross deferred tax assets	320

Deferred income tax liabilities:
Mortgage servicing rights	(2,218)
Carried Interest	(140)

Gross deferred tax liabilities	(2,358)

Net deferred income tax liability	$(2,038)